Warrants (Details) - Schedule of the Warrant Liabilities	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of the Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	¥ 8,792,389
Change in fair value	(4,458,844)	$ (628,449)	¥ (21,358)
Foreign currency translation	214,459
Warrant liabilities Ending balance	4,548,004	641,015	8,792,389
Warrant liabilities Ending balance (in Dollars)	4,548,004		8,792,389
Private Warrants [Member]
Schedule of the Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	8,792,389
Change in fair value	(4,458,844)
Foreign currency translation	214,459
Warrant liabilities Ending balance	4,548,004	$ 641,015	8,792,389
Warrant liabilities Ending balance (in Dollars)	¥ 4,548,004		¥ 8,792,389